Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of revenues by geographic areas
	March 31, 2023		March 31, 2022
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Country/Region	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Mainland China	$33,524,738	98%	$55,034,541	92%
Hong Kong and Taiwan	761,136	2%	5,060,120	8%
Southeast Asia	9,240	-	-	-
Total	$34,295,114	100%	$60,094,661	100%